SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 68,275	$ 79,844	$ 76,571
Flat products
Disclosure of products and services [line items]
Revenue from contracts with customers	38,647	44,776	41,895
Long products
Disclosure of products and services [line items]
Revenue from contracts with customers	14,124	17,486	18,118
Tubular products
Disclosure of products and services [line items]
Revenue from contracts with customers	2,160	2,683	2,233
Mining products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,269	1,391	1,860
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 12,075	$ 13,508	$ 12,465